Stated capital (Tables)	9 Months Ended
Sep. 30, 2025
Stated capital
Schedule of stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share premium	issue costs
	000’s	$'m	$'m	$'m	$'m

At December 31, 2024	333,441	101.0	100.0	5,333.0	5,303.1
Shares issued on exercise of options	2,080	0.7	0.7	15.9	15.9
At September 30, 2025	335,521	101.7	100.7	5,348.9	5,319.0